Trade Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade payables
Summary of Trade Payables

a. Trade payables

	12/31/2022	12/31/2021
Domestic suppliers	2,777,021	3,010,912
Foreign suppliers	1,674,287	445,805
Trade payables - related parties (see Note 9.a.2)	259,644	214,178
	4,710,952	3,670,895

Some Company’s subsidiaries acquire oil-based fuels and LPG from Petrobras and its subsidiaries. These suppliers control almost all the markets for these products in Brazil.

b. Trade payables - reverse factoring

	12/31/2022	12/31/2021
Domestic suppliers - reverse factoring	2,429,497	1,948,033
Trade payables - reverse factoring - related parties (see Note 9.a.2)	-	89,339
Foreign suppliers - reverse factoring	237,397	81,687
	2,666,894	2,119,059